Condensed Financial Information of the Company	12 Months Ended
Dec. 31, 2022
Condensed Financial Information of the Company
Condensed Financial Information of the Company

21. Condensed Financial Information of the Company

The condensed financial information of the Company has been prepared in accordance with SEC Regulation S-X Rule 5-04 and Rule 12-04, using the same accounting policies as set out in the Group’s consolidated financial statements, except that the Company uses the equity method to account for investments in its subsidiaries, VIE and VIE’s subsidiaries.

The subsidiaries did not pay any dividend to the Company for the years presented. Certain information and footnote disclosures generally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted. The footnote disclosures contain supplemental information relating to the operations of the Company, as such, these statements are not the general-purpose financial statements of the reporting entity and should be read in conjunction with the notes to the consolidated financial statements of the Group.

21. Condensed Financial Information of the Company (Continued)

The Company did not have significant capital and other commitments or guarantees as of December 31, 2022.

Condensed Balance Sheet

	December 31,	December 31,
	2021	2022
	RMB’000	RMB’000

Current assets:
Cash and cash equivalents	31,833	23,365
Amount due from inter-company entities	468	515
Receivables due from related parties	10	52
Prepayments and other current assets	180	107
Non-current assets:
Investments in subsidiaries, VIE and subsidiaries of VIE	285,624	333,418
	318,115	357,457
Total assets
Current liabilities:
Amount due to inter-company entities	14,463	16,149
Accrued liabilities and other payables	4,247	3,202
Total liabilities	18,710	19,351
Commitments and Contingencies (Note 17)
Shareholders' equity：
Class A ordinary shares (US$0.0001 par value per share; 4,903,917,300 shares authorized, 907,346,745 shares issued and 893,706,595 shares outstanding as of December 31, 2021; 4,903,917,300 shares authorized, 907,346,745 shares issued and 895,814,195 shares outstanding as of December 31, 2022)	628	628
Class B ordinary shares (US$0.0001 par value per share; 96,082,700 shares authorized, 96,082,700 shares issued and outstanding as of December 31, 2021 and 2022, respectively)	66	66
Additional paid-in capital	2,049,448	2,061,491
Treasury stock (US$ 0.0001 par value; 16,201,618 shares and 14,094,018 shares as of December 31, 2021 and 2022, respectively)	(13,598)	(12,010)
Accumulated deficit	(1,728,152)	(1,706,209)
Accumulated other comprehensive loss	(8,987)	(5,860)
Total 36Kr Holdings Inc.'s shareholders’ equity	299,405	338,106
Total liabilities and shareholders’ equity	318,115	357,457

21. Condensed Financial Information of the Company (Continued)

Condensed Statement of Operations and Comprehensive Income/(Loss)

	For the year ended December 31,
	2020	2021	2022
	RMB’000	RMB’000	RMB’000

Operating expenses:
Sales and marketing expenses	(55)	(282)	—
General and administrative expenses	(9,439)	(9,269)	(11,602)
Total operating expenses	(9,494)	(9,551)	(11,602)
Loss from operations	(9,494)	(9,551)	(11,602)
Other income/(expenses):
Share of income/(loss) from subsidiaries, VIE and subsidiaries of VIE	(272,297)	(80,559)	31,888
Interest income	983	64	368
Interest expense	(14)	(70)	(189)
Others, net	591	545	1,478
Income/(loss) before income tax	(280,231)	(89,571)	21,943
Income tax expenses	—	—	—
Net income/(loss)	(280,231)	(89,571)	21,943
Net income/(loss) attributable to 36Kr Holdings Inc.’s ordinary shareholders	(280,231)	(89,571)	21,943

Condensed Statement of Cash Flows

	For the year ended December 31,
	2020	2021	2022
	RMB’000	RMB’000	RMB’000

Net cash used in operating activities	(3,298)	(9,857)	(12,381)
Net cash used in investing activities	(77,536)	—	—
Net cash provided by/(used in) financing activities	(27,360)	(5,773)	—
Effect of exchange rate changes on cash, and cash equivalents held in foreign currencies	(2,334)	(1,047)	3,913
Net increase/(decrease) in cash and cash equivalents	(110,528)	(16,677)	(8,468)
Cash and cash equivalents at beginning of the year	159,038	48,510	31,833
Cash and cash equivalents at end of the year	48,510	31,833	23,365